Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements

4. Fair Value Measurements

The Company classified its U.S. Treasury securities (Note 3) within Level 2 because their fair values are determined using alternative pricing sources or models that utilized market observable inputs. The Company’s convertible notes payable (Note 9) is measured as a Level 3 fair value on a recurring basis and was $199.3 million and $33.4 million as of December 31, 2025 and 2024, respectively.

The Company holds an equity investment in IsoBio. The Company previously measured the investment at cost because no observable price changes were identified. In October 2025, IsoBio completed a preferred stock financing with unrelated third‑party investors. The transaction represented an observable price change for an identical or other similar equity security held by the Company. Accordingly, the Company remeasured the investment to fair value and recorded an unrealized gain of $0.6 million within Other income (expense). The resulting carrying value of the IsoBio investment is $5.6 million as of December 31, 2025. Because the valuation incorporates significant unobservable inputs, the investment is classified as a Level 3 fair value measurement.

There were no transfers among Level 1, Level 2 or Level 3 categories in the year ended December 31, 2025. The carrying amounts of accounts payable, accrued expenses and debt are considered to be representative of their respective fair values because of the short-term nature of those instruments.

A summary of the assets and liabilities that are measured at fair value as of December 31, 2025 is as follows (in thousands):

	Year Ended December 31, 2025
	Carrying Value	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Treasury securities	$47,745	$—	$47,745	$—
Other investments (ASC 321)	8,080	—	—	8,080
Total	$55,825	$—	$47,745	$8,080
Liabilities:
Convertible notes payable	199,323	—	—	199,323
Total	$199,323	$—	$—	$199,323

The Company had no U.S. Treasury securities as of December 31, 2024.

The following table provides a reconciliation of the Company’s assets and liabilities measured as a Level 3 at fair value on a recurring basis using significant unobservable inputs (in thousands):

	Other Investments	Convertible Notes Payable
Balance as of December 31, 2023	$—	$—
Fair value at issuance	—	26,558
Fair value adjustment	—	6,875
Balance as of December 31, 2024	—	33,433
Fair value at issuance	5,000	42,171
Fair value adjustment	580	123,719
Balance as of December 31, 2025	$5,580	$199,323